400 Howard Street P.O. Box 7101 San Francisco, CA 94105 Tel +1 415 670 7897 Fax +1 415 618 5462 edward.baer@blackrock.com

May 16, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
            Securities Act File No. 333-92935;
            Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses and Statements of Additional Information, each dated May 16, 2014, do not differ from those contained in the following Post-Effective Amendments to the Trust’s Registration Statement on Form N-1A, filed electronically on May 16, 2014.

Series	Post-Effective Amendment No.
iShares MSCI Asia ex Japan Minimum Volatility ETF	1,123
iShares MSCI Europe Minimum Volatility ETF	1,124
iShares MSCI Japan Minimum Volatility ETF	1,125

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (415) 670-7897.

Yours truly,

/s/ Edward Baer
Edward Baer, Esq.

cc:  Benjamin J. Haskin, Esq.